CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Tabular disclosure (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about service concession arrangements [line items]
Amortization of the year		$ (191,768)	$ (161,533)	$ (137,497)
Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Ending Balance	$ 619,949
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	3,114,167	5,514,481	3,114,167	2,805,314
Ending Balance	3,734,116	7,521,488	5,514,481	3,114,167
Service concession arrangement [member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	619,949
Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	2,176,163	2,531,277	2,176,163	2,118,200
Ending Balance	2,176,163	3,145,811	2,531,277	2,176,163
Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	938,004	2,983,204	938,004	687,114
Ending Balance	1,557,953	4,375,677	2,983,204	938,004
Infrastructure Concession Arrangement [member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	619,949
Gross carrying amount | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	4,041,684	6,765,773	4,041,684	3,449,729
Additions		2,285,995	2,045,681	610,909
Reclassification to PPE		407	25,840	(14,408)
Withdrawals		(773,817)	(1,374)	(3,505)
Effect of movements in exchange rates		1,434	33,993	(1,041)
Cost / (Amortization) / (Impairment loss)		1,514,019	2,104,140	591,955
Ending Balance	4,661,633	8,279,792	6,765,773	4,041,684
Gross carrying amount | Service concession arrangement [member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	619,949
Gross carrying amount | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	2,546,056	3,033,014	2,546,056	2,369,931
Additions		760,982	428,375	193,489
Reclassification to PPE		407	25,840	(14,408)
Withdrawals		(10,299)	(1,250)	(1,915)
Effect of movements in exchange rates		1,434	33,993	(1,041)
Cost / (Amortization) / (Impairment loss)		752,524	486,958	176,125
Ending Balance	2,546,056	3,785,538	3,033,014	2,546,056
Gross carrying amount | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	1,495,628	3,732,759	1,495,628	1,079,798
Additions		1,525,013	1,617,306	417,420
Withdrawals		(763,518)	(124)	(1,590)
Cost / (Amortization) / (Impairment loss)		761,495	1,617,182	415,830
Ending Balance	2,115,577	4,494,254	3,732,759	1,495,628
Gross carrying amount | Infrastructure Concession Arrangement [member] | Increase (decrease) due to application of IFRS 15
Disclosure of detailed information about service concession arrangements [line items]
Impact of the adoption	619,949
Accumulated depreciation and amortization | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(927,517)	(1,251,292)	(927,517)	(644,415)
Reclassification to PPE		7	(665)	841
Amortization of the year		(248,704)	(300,210)	(284,489)
Withdrawals		744,190		630
Withdrawals			(21,083)
Effect of movements in exchange rates		(473)	(1,817)	(84)
Cost / (Amortization) / (Impairment loss)		495,020	(323,775)	(283,102)
Ending Balance		(756,272)	(1,251,292)	(927,517)
Accumulated depreciation and amortization | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(369,893)	(501,737)	(369,893)	(251,731)
Reclassification to PPE		7	(665)	841
Amortization of the year		(140,488)	(129,509)	(119,549)
Withdrawals		2,964	147	630
Effect of movements in exchange rates		(473)	(1,817)	(84)
Cost / (Amortization) / (Impairment loss)		(137,990)	(131,844)	(118,162)
Ending Balance		(639,727)	(501,737)	(369,893)
Accumulated depreciation and amortization | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	$ (557,624)	(749,555)	(557,624)	(392,684)
Amortization of the year		(108,216)	(170,701)	(164,940)
Withdrawals		741,226
Withdrawals			(21,230)
Cost / (Amortization) / (Impairment loss)		633,010	(191,931)	(164,940)
Ending Balance		(116,545)	$ (749,555)	$ (557,624)
Accumulated impairment | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Impairment charge		(2,032)
Cost / (Amortization) / (Impairment loss)		(2,032)
Ending Balance		(2,032)
Accumulated impairment | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Impairment charge		(2,032)
Cost / (Amortization) / (Impairment loss)		(2,032)
Ending Balance		$ (2,032)